STOCK-BASED COMPENSATION - Restricted Stock Units and Shares (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	46,688		130,560
Performance-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	51,259	65,789	55,591	95,264
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 15.7	$ 22.23	$ 17.58	$ 23.49
Granted, Number of share of restricted stock (shares)	46,688	43,147
Granted, weighted average grant date fair value (usd per share)	$ 13.28	$ 14.37
Vested, number of share of restricted stock (units)	(3,373)	(43,781)
Vested, weighted average grant date fair value (usd per share)	$ 30	$ 17.21
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(47,647)	(28,841)
Forfeited, weighted average grant date fair value (usd per share)	$ 14.51	$ 22.27
Time-based/Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	127,721	76,912	128,474	80,422
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 14.9	$ 16.59	$ 14.96	$ 16.5
Granted, Number of share of restricted stock (shares)	3,836	3,483
Granted, weighted average grant date fair value (usd per share)	$ 10.3	$ 16.54
Vested, number of share of restricted stock (units)	(4,249)	(6,993)
Vested, weighted average grant date fair value (usd per share)	$ 10.71	$ 15.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(340)	0
Forfeited, weighted average grant date fair value (usd per share)	$ 38.77	$ 0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	178,980	142,701	184,065	175,686	163,576
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 15.13	$ 19.19	$ 15.75	$ 20.29	$ 22.89
Granted, Number of share of restricted stock (shares)	50,524	46,630	150,844	115,924
Granted, weighted average grant date fair value (usd per share)	$ 13.05	$ 14.53	$ 14.87	$ 17.39
Vested, number of share of restricted stock (units)	(7,622)	(50,774)	(112,944)	(95,155)
Vested, weighted average grant date fair value (usd per share)	$ 19.24	$ 16.98	$ 19.9	$ 20.56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(47,987)	(28,841)	(29,521)	(12,599)
Forfeited, weighted average grant date fair value (usd per share)	$ 14.69	$ 22.27	$ 22.38	$ 30.11